Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Additional Information (Details) - Accumulated depreciation - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the period	£ (10)
Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the period	£ 10	£ 105